10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of option-based payments and compensation

	2019	2018	2017

Remuneration or fees	$ 37,685	$ 141,005	$ 176,105
Option based payments (non-cash item)	75,426	66,419	1,880,241
Total compensation for key management personnel	$ 113,111	$ 207,424	$ 2,056,346